Subsequent Events (Details Narrative) - Atlas Sciences [Member] - Subsequent Event [Member] $ in Thousands	Jul. 22, 2020 USD ($) shares
Share issued upon conversion of debt, shares | shares	47,000
Share issued upon conversion of debt | $	$ 150